united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
	Shares		Fair Value
		COMMON STOCKS - 98.6%
		AEROSPACE/DEFENSE - EQUIPMENT - 0.2%
	1,400	Triumph Group, Inc.	$ 58,912

		AIRLINES - 1.0%
	16,000	SkyWest, Inc.	266,880

		AUTO PARTS & EQUIPMENT - 0.5%
	3,100	Cooper Tire & Rubber Co.	122,481

		BANKS - 14.7%
	33,050	Associated Banc-Corp.	593,908
	68,850	First Commonwealth Financial Corp.	625,847
	16,800	FirstMerit Corp.	296,856
	55,500	Fulton Financial Corp.	671,550
	12,300	Hancock Holding Co.	332,715
	5,960	MB Financial, Inc.	194,534
	44,100	Old National Bancorp.	614,313
	23,520	Southwest Bancorp, Inc.	385,963
	3,500	Union Bankshares Corp.	84,000
	8,850	Wilshire Bancorp, Inc.	93,013
			3,892,699
		CHEMICALS - 2.8%
	6,850	Axiall Corp.	107,476
	2,100	Cabot Corp.	66,276
	6,000	Chemtura Corp *	171,720
	28,000	Innophos Holdings, Inc.	110,992
	6,250	Olin Corp.	105,063
	4,350	Stepan Co.	181,004
			742,531
		COMMERCIAL SERVICES - 0.8%
	1,860	FTI Consulting, Inc. *	77,209
	9,050	Resources Connection, Inc.	136,384
			213,593
		COMPUTERS - 2.0%
	13,800	Computer Task Group, Inc.	85,422
	5,150	Convergys Corp.	119,016
	10,800	Insight Enterprises, Inc. *	279,180
	1,850	Mentor Graphics Corp.	45,565
			529,183
		DIVERSIFIED FINANCIAL SERVICES - 0.7%
	24,000	FBR & Co.	49,008
	700	Virtus Investment Partners, Inc.	70,350
	1,900	Waddell & Reed Financial, Inc.	66,063
			185,421
		ELECTRIC - 4.0%
	7,600	Avista Corp.	252,700
	18,350	Dynegy, Inc. *	379,295
	11,900	El Paso Electric Co.	438,158
			1,070,153
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
	Shares		Fair Value
		ELECTRONICS - 1.2%
	3,200	Benchmark Electronics, Inc. *	$ 69,632
	6,500	Brady Corp.	127,790
	2,400	Coherent, Inc. *	131,280
			328,702
		ENGINEERING & CONSTRUCTION - 0.7%
	10,700	Aegion Corp *	176,336

		ENTERTAINMENT - 1.4%
	3,300	Dolby Laboratories, Inc.	107,580
	15,300	SeaWorld Entertainment, Inc.	272,493
			380,073
		ENVIRONMENTAL CONTROL - 1.2%
	12,900	Tetra Tech, Inc.	313,599

		FOOD - 1.4%
	8,600	Dean Foods Co.	142,072
	3,500	Sanderson Farms, Inc.	239,995
			382,067
		FOREST PRODUCTS & PAPER - 1.3%
	1,100	Clearwater Paper Corp. *	51,964
	17,000	PH Glatfelter Co.	292,740
			344,704
		GAS - 3.5%
	19,350	New Jersey Resources Corp.	581,081
	3,900	Northwest Natural Gas Co.	178,776
	2,800	Southwest Gas Corp.	163,296
			923,153
		HEALTHCARE PRODUCTS - 2.5%
	3,750	Analogic Corp.	307,650
	21,139	CryoLife, Inc.	205,682
	3,650	Haemonetics Corp. *	117,968
	2,400	Invacare Corp.	34,728
			666,028
		HOME FURNISHINGS - 2.1%
	63,230	TiVo, Inc. *	547,572

		HOUSEWARES - 0.2%
	1,300	Tupperware Brands Corp.	64,337

		INSURANCE - 8.1%
	12,000	CNO Financial Group, Inc.	225,720
	17,785	First American Financial Corp.	694,860
	9,700	Kemper Corp.	343,089
	3,400	Primerica, Inc.	153,238
	14,704	ProAssurance Corp.	721,525
			2,138,432
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
	Shares		Fair Value
		IRON & STEEL - 2.0%
	4,100	Carpenter Technology Corp	$ 122,057
	1,000	Reliance Steel & Aluminum Co.	54,010
	6,350	Schnitzer Steel Industries, Inc.	85,979
	9,800	Worthington Industries, Inc.	259,504
			521,550
		LEISURE TIME - 0.4%
	4,200	Arctic Cat, Inc.	93,156

		LODGING - 0.7%
	10,044	Marcus Corp.	194,251

		MACHINERY - CONSTRUCTION & MINING - 2.0%
	3,550	Babcock & Wilcox Enterprises, Inc. *	59,640
	14,400	Oshkosh Corp	523,152
			582,792
		MACHINERY - DIVERSIFIED - 3.4%
	31,800	Briggs & Stratton Corp.	614,058
	7,100	BWX Technologies, Inc.	187,156
	1,500	Lindsay Corp	101,685
			902,899
		MEDIA - 1.4%
	20,200	Time, Inc.	384,810

		METAL FABRICATE/HARDWARE - 1.7%
	4,400	Timken Co.	120,956
	3,640	Valmont Industries, Inc.	345,400
			466,356
		MINING - 0.3%
	2,600	Materion Corp.	78,052

		OFFICE FURNISHINGS - 0.4%
	6,400	Steelcase, Inc.	117,824

		OIL & GAS - 1.2%
	5,500	Diamond Offshore Drilling, Inc.	95,150
	7,500	Patterson-UTI Energy, Inc.	98,550
	3,050	Western Refining, Inc.	134,566
			328,266
		OIL & GAS SERVICES - 2.6%
	10,850	Bristow Group, Inc.	283,836
	3,700	Exterran Holdings, Inc.	66,600
	2,800	SEACOR Holdings, Inc.*	167,468
	7,900	Superior Energy Services, Inc.	99,777
	2,900	Western Refining Logistics LP	60,523
			678,204
		PHARMACEUTICALS - 0.9%
	7,350	Owens & Minor, Inc.	234,759
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
	Shares		Fair Value
		REAL ESTATE INVESTMENT TRUSTS - 12.4%
	35,200	CBL & Associates Properties Inc	$ 484,000
	5,900	DCT Industrial Trust Inc	198,594
	20,850	DuPont Fabros Technology Inc	591,358
	5,150	EPR Properties	265,585
	4,300	GEO Group, Inc.	127,882
	4,800	Healthcare Realty Trust Inc	119,280
	57,900	Investors Real Estate Trust	448,146
	6,350	LaSalle Hotel Properties	180,276
	3,600	Pebblebrook Hotel Trust	127,620
	14,000	RLJ Lodging Trust	353,780
	5,060	Ryman Hospitality Properties, Inc.	249,104
	10,696	Sunstone Hotel Investors, Inc.	141,508
			3,287,133
		RETAIL - 4.5%
	2,800	Bloomin' Brands Inc	50,904
	3,600	Bob Evans Farms, Inc.	156,060
	19,230	Chico's FAS Inc	302,488
	2,000	CST Brands, Inc.	67,320
	6,500	DSW Inc	164,515
	12,670	Finish Line, Inc.	244,531
	3,700	Pier One Imports, Inc.	25,530
	6,200	Sonic Automotive, Inc.	126,604
	1,900	Vitamin Shoppe, Inc. *	62,016
			1,199,968
		SAVING & LOANS - 3.8%
	10,523	Berkshire Hills Bancorp, Inc.	289,803
	14,100	Flushing Financial Corp.	282,282
	6,600	Oritani Financial Corp	103,092
	14,250	Washington Federal, Inc.	324,188
			999,365
		SEMICONDUCTORS - 4.6%
	8,900	Atmel Corp.	71,823
	14,900	Cree, Inc. *	361,027
	17,300	Fairchild Semiconductor International, Inc. *	242,892
	16,200	PMC-Sierra, Inc. *	109,674
	42,100	QLogic Corp. *	431,525
			1,216,941
		SOFTWARE - 0.3%
	6,225	Epiq Systems, Inc.	80,427

		STORAGE/WAREHOUSING - 0.4%
	3,200	Mobile Mini, Inc.	98,528

		TELECOMMUNICATIONS - 3.0%
	10,800	ADTRAN, Inc.	157,680
	12,900	Black Box Corp.	190,146
	7,500	Comtech Telecommunications Corp	154,575
	35,300	Harmonic, Inc. *	204,740
	2,700	NETGEAR, Inc. *	78,759
			785,900
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
	Shares		Fair Value
		TRANSPORTATION - 0.9%
	14,400	Tidewater, Inc.	$ 189,216
	3,500	Universal Truckload Services, Inc.	54,495
			243,711
		TRUCKING & LEASING - 0.8%
	6,610	Greenbrier Cos, Inc.	212,247

		WATER - 0.6%
	3,600	American States Water Co.	149,040

		TOTAL COMMON STOCKS (Cost $29,398,549)	26,203,035

		SHORT-TERM INVESTMENT - 1.2%
		MONEY MARKET FUND - 1.2%
	324,407	Dreyfus Cash Management, Institutional Shares, 0.03%** (Cost $324,407)	$ 324,407

		TOTAL INVESTMENTS - 99.8% (Cost $29,722,956) (a)	$ 26,527,442
		OTHER ASSETS LESS LIABILITIES - 0.2%	46,775
		NET ASSETS - 100.0%	$ 26,574,217

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,758,049 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 606,082
		Unrealized Depreciation:	(3,836,689)
		Net Unrealized Depreciation:	$ (3,230,607)
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 26,203,035	$ -	$ -	$ 26,203,035
Short-Term Investment	324,407	-	-	324,407
Total	$ 26,527,442	$ -	$ -	$ 26,527,442
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/30/2015

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/30/2015